PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 76,813	$ 72,067
Less: Accumulated depreciation and amortization	(54,636)	(44,208)
Property and equipment, net	$ 22,177	27,859
Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	$ 59,437	57,360
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	$ 955	955
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Total	$ 925	908
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 11,358	10,875
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years
Total	$ 264	264
Construction in progress
Property, Plant and Equipment [Line Items]
Total	$ 985	519
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total	$ 2,889	$ 1,186